American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2024

High-Yield - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 85.4%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	182,232
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	459,531
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	254,070
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	371,670
TransDigm, Inc., 4.625%, 1/15/29	500,000	468,626
		1,736,129
Automobile Components — 1.8%
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	500,000	492,510
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	159,360
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	982,689
		1,634,559
Automobiles — 1.8%
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	950,000	982,062
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	700,000	605,812
		1,587,874
Banks — 1.4%
Banco Mercantil del Norte SA, VRN, 8.375%(1)(3)	240,000	239,745
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	375,000	408,208
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	75,000	77,472
Planet Financial Group LLC, 10.50%, 12/15/29(1)	515,000	524,759
		1,250,184
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	245,179
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	275,000	258,509
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	250,000	241,095
		744,783
Building Products — 1.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	591,469
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	687,742
		1,279,211
Chemicals — 3.3%
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	750,000	761,426
Celanese U.S. Holdings LLC, 6.60%, 11/15/28	270,000	276,701
Chemours Co., 4.625%, 11/15/29(1)(2)	400,000	348,010
Chemours Co., 8.00%, 1/15/33(1)	300,000	293,492
Olin Corp., 5.125%, 9/15/27	360,000	352,634
Olin Corp., 5.625%, 8/1/29	500,000	486,517
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	440,361
		2,959,141
Commercial Services and Supplies — 2.3%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	490,239
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	246,873
Deluxe Corp., 8.125%, 9/15/29(1)	388,000	393,925
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	663,400
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	285,000	288,656
		2,083,093
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	460,000	468,764

Construction Materials — 0.6%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	500,000	531,015
Consumer Finance — 0.1%
OneMain Finance Corp., 6.625%, 5/15/29	80,000	81,096
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	555,000	543,816
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	600,000	546,663
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	387,777
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29(2)	200,000	198,213
		1,676,469
Containers and Packaging — 2.1%
Ball Corp., 6.875%, 3/15/28	305,000	312,212
LABL, Inc., 8.625%, 10/1/31(1)	345,000	319,538
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	497,000	484,311
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	367,522
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	350,000	361,217
		1,844,800
Distributors — 0.3%
Performance Food Group, Inc., 6.125%, 9/15/32(1)	300,000	300,361
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	262,709
Diversified Telecommunication Services — 1.7%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	535,000	487,949
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	128,428
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	116,620	116,142
Optics Bidco SpA, 6.375%, 11/15/33(1)	355,000	357,503
Sprint Capital Corp., 6.875%, 11/15/28	385,000	408,969
Telecom Italia Capital SA, 6.375%, 11/15/33	60,000	59,788
		1,558,779
Electric Utilities — 0.6%
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	513,215
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	377,065
Energy Equipment and Services — 1.0%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	605,000	603,185
Transocean, Inc., 8.25%, 5/15/29(1)	315,000	308,878
		912,063
Entertainment — 0.8%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	709,153
Food Products — 1.0%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	250,000	262,521
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	135,923
Minerva Luxembourg SA, 8.875%, 9/13/33(1)(2)	225,000	233,657
Post Holdings, Inc., 6.25%, 2/15/32(1)	300,000	298,121
		930,222
Ground Transportation — 1.6%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	487,012
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	504,806
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	447,073
		1,438,891
Health Care Equipment and Supplies — 2.2%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	512,455
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	316,836
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	627,909
Neogen Food Safety Corp., 8.625%, 7/20/30(1)	500,000	538,766
		1,995,966

Health Care Providers and Services — 8.5%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	465,331
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	97,228
Centene Corp., 4.625%, 12/15/29	320,000	302,895
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	384,333
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)(2)	250,000	189,121
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	550,000	427,323
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	370,000	382,202
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	490,000	500,883
CVS Health Corp., VRN, 6.75%, 12/10/54	50,000	49,152
CVS Health Corp., VRN, 7.00%, 3/10/55	260,000	261,523
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	598,120
Encompass Health Corp., 4.75%, 2/1/30	250,000	237,180
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	455,292
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	398,386
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	89,090
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	461,587
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	312,734
Select Medical Corp., 6.25%, 12/1/32(1)	275,000	265,061
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	269,321
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	555,000	566,846
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	320,000	319,693
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	645,689
		7,678,990
Hotels, Restaurants and Leisure — 11.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,042,126
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	271,529
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	387,467
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	870,532
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	101,928
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	137,000	137,730
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	998,529
Churchill Downs, Inc., 5.75%, 4/1/30(1)	380,000	373,207
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	602,984
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	1,044,582
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	1,010,000	1,031,924
MGM Resorts International, 4.625%, 9/1/26	215,000	212,271
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	527,222
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	994,498
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)(2)	500,000	511,202
Station Casinos LLC, 4.625%, 12/1/31(1)	590,000	529,019
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	321,726
		9,958,476
Household Durables — 1.8%
KB Home, 7.25%, 7/15/30	550,000	564,569
Meritage Homes Corp., 5.125%, 6/6/27	230,000	230,677
Newell Brands, Inc., 6.375%, 5/15/30	300,000	301,244
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	355,000	310,029
TopBuild Corp., 3.625%, 3/15/29(1)	260,000	238,394
		1,644,913
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., VRN, 6.95%, 7/15/55	102,000	99,826
Calpine Corp., 4.625%, 2/1/29(1)	200,000	188,968
		288,794

Leisure Products — 0.4%
Mattel, Inc., 5.45%, 11/1/41	360,000	322,759
Life Sciences Tools and Services — 0.9%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	474,787
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	300,873
		775,660
Machinery — 2.6%
Chart Industries, Inc., 9.50%, 1/1/31(1)	577,000	620,716
GrafTech Finance, Inc., 4.625%, 12/23/29(1)(2)	750,000	607,875
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	610,000	637,606
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	500,000	513,136
		2,379,333
Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,427,000	1,245,408
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	637,568
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	302,329
CSC Holdings LLC, 7.50%, 4/1/28(1)	380,000	262,026
CSC Holdings LLC, 4.50%, 11/15/31(1)(2)	365,000	263,262
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	652,144
Gray Television, Inc., 10.50%, 7/15/29(1)(2)	500,000	500,513
Nexstar Media, Inc., 5.625%, 7/15/27(1)	460,000	449,163
Paramount Global, 4.20%, 5/19/32	265,000	233,693
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	500,000	461,228
TEGNA, Inc., 4.75%, 3/15/26(1)	480,000	475,025
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	492,955
		5,975,314
Metals and Mining — 3.1%
ATI, Inc., 4.875%, 10/1/29	690,000	657,907
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	402,156
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	550,000	540,863
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	706,153
Novelis Corp., 3.875%, 8/15/31(1)	251,000	216,389
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	233,906
		2,757,374
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	134,000	137,895
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	445,000	429,431
		567,326
Oil, Gas and Consumable Fuels — 7.8%
3R Lux SARL, 9.75%, 2/5/31(1)	250,000	258,687
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	249,953
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	357,770
Civitas Resources, Inc., 8.375%, 7/1/28(1)	250,000	259,955
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	514,134
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	230,000	233,053
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,397,004
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	367,364
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	338,000	322,263
Expand Energy Corp., 6.75%, 4/15/29(1)	476,000	481,593
Expand Energy Corp., 5.375%, 3/15/30	670,000	655,619
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	200,000	205,838
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	366,401
SM Energy Co., 6.75%, 9/15/26	350,000	350,203
SM Energy Co., 6.75%, 8/1/29(1)	500,000	495,424
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	511,919
		7,027,180

Passenger Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	359,583	358,705
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	240,000	236,971
		595,676
Personal Care Products — 0.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	356,036
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	387,705
		743,741
Pharmaceuticals — 3.7%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	639,917
AdaptHealth LLC, 4.625%, 8/1/29(1)(2)	375,000	337,677
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	100,000	97,631
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	120,167
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)(2)	158,000	150,285
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	315,000	334,147
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	347,084
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)(2)	820,000	737,819
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	234,481
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	288,528
		3,287,736
Real Estate Management and Development — 0.3%
Newmark Group, Inc., 7.50%, 1/12/29	288,000	301,192
Software — 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	304,963
Specialized REITs — 2.4%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,236,490
Iron Mountain, Inc., 6.25%, 1/15/33(1)	421,000	419,597
SBA Communications Corp., 3.125%, 2/1/29	570,000	514,998
		2,171,085
Specialty Retail — 1.5%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	360,000	331,507
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	388,228
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	600,000	566,793
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	92,416
		1,378,944
Technology Hardware, Storage and Peripherals — 1.1%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	985,912
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	330,000	335,118
Herc Holdings, Inc., 6.625%, 6/15/29(1)	160,000	162,165
		497,283
Wireless Telecommunication Services — 0.6%
U.S. Cellular Corp., 6.70%, 12/15/33	287,000	303,799
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	228,183
		531,982
TOTAL CORPORATE BONDS (Cost $78,868,261)		77,050,175
EXCHANGE-TRADED FUNDS — 5.9%
iShares Broad USD High Yield Corporate Bond ETF	53,100	1,953,549
iShares Trust-iShares Iiboxx $ High Yield Corporate Bond ETF(2)	11,400	896,610
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,128,675
SPDR Portfolio High Yield Bond ETF	58,400	1,370,648
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,270,091)		5,349,482

PREFERRED STOCKS — 4.6%
Banks — 3.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	600,000	599,131
Banco Santander SA, 4.75%(2)	200,000	190,752
Barclays PLC, 6.125%	400,000	399,559
BNP Paribas SA, 7.375%(1)	250,000	251,948
Credit Agricole SA, 8.125%(1)	230,000	234,905
Intesa Sanpaolo SpA, 7.70%(1)(2)	450,000	451,135
Lloyds Banking Group PLC, 7.50%	250,000	252,592
Nordea Bank Abp, 6.625%(1)	250,000	251,380
Societe Generale SA, 8.00%(1)(2)	235,000	237,726
Standard Chartered PLC, 6.00%(1)	200,000	200,381
		3,069,509
Capital Markets — 1.1%
Deutsche Bank AG, 7.50%	200,000	200,042
Goldman Sachs Group, Inc., 7.50%	460,000	486,302
UBS Group AG, 6.875%	250,000	250,654
		936,998
Oil, Gas and Consumable Fuels — 0.1%
Venture Global LNG, Inc., 9.00%(1)	113,000	118,326
TOTAL PREFERRED STOCKS (Cost $4,074,885)		4,124,833
BANK LOAN OBLIGATIONS(4) — 1.6%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, 2024 Term Loan B, 6.61%, (1-month SOFR plus 2.25%), 10/23/28	446,337	448,417
Passenger Airlines — 0.5%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.62%, (3-month SOFR plus 2.25%), 2/15/28	475,300	478,107
Pharmaceuticals — 0.6%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 4/23/31(5)	500,000	504,250
TOTAL BANK LOAN OBLIGATIONS (Cost $1,403,831)		1,430,774
SHORT-TERM INVESTMENTS — 11.5%
Money Market Funds — 11.5%
State Street Navigator Securities Lending Government Money Market Portfolio(6) (Cost $10,321,072)	10,321,072	10,321,072
TOTAL INVESTMENT SECURITIES — 109.0% (Cost $99,938,140)		98,276,336
OTHER ASSETS AND LIABILITIES — (9.0)%		(8,088,641)
TOTAL NET ASSETS — 100.0%		$90,187,695

NOTES TO SCHEDULE OF INVESTMENTS
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,861,406, which represented 69.7% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,020,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,321,072.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$77,050,175	—
Exchange-Traded Funds	$5,349,482	—	—
Preferred Stocks	—	4,124,833	—
Bank Loan Obligations	—	1,430,774	—
Short-Term Investments	10,321,072	—	—
	$15,670,554	$82,605,782	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.